UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before
preparing Form. Please print or type.

1.  Name and address of issuer:     	FBR
Fund for Tax-Free Investors, Inc.
						4922
Fairmont Avenue
						Bethesda,
Maryland 20814

2.  Name of each series or class of securities
for which this Form is filed (if the Form is
being filed for all series and classes of
securities of the issuer, check the box but do
not list series or classes):  	X

3.  Investment Company Act File Number:  811-
3720

 	Securities Act File Number:   2-83299

4 (a).	   Last day of fiscal year for
which this notice is filed:   December 31, 2003

4 (b). p Check box if this Form is being filed late (i.e., more than 90 calendar days after the end of the issuer's fiscal year).
		   (See Instruction A.2)

Note:  If the Form is being filed late,
interest must be paid on the registration fee due.

4 (c). p Check box if this is the last time the issuer will be filing this Form.

5.	Calculation of registration fee:

	(i)		Aggregate sale price of
securities sold during
			the fiscal year pursuant to
section 24f-2:
$43,260,524

	(ii)		Aggregate price of securities
redeemed or
			repurchased during the fiscal
year:				$44,460,947

	(iii)	Aggregate price of securities
redeemed or
			repurchased during any prior
fiscal year ending no
			earlier than October 11, 1995
that were not
			previously used to reduce
registration fees payable
			to the Commission:
			                 $13,623,374

	(iv)	Total available redemption credits
[add Items 5(ii) and 5(iii)]:
	$58,084,321

	(v)		Net sales - if Item 5(i) is
greater than Item 5(iv)
			[subtract Item 5(iv) from
Item 5(i)]:						 $ 0


	(vi)	Redemption credits available for
use in future years
			- if Item 5(i) is less than
Item 5(iv) [subtract Item
			5(iv) from Item 5(i)]:
				     $(14,823,797)

	(vii) Multiplier for determining
registration fee (See
			 Instruction C.9):

x	0.000127
	(viii) Registration fee due [multiply
Item 5(v) by Item
		  5(vii)] (enter "0" if no fee is
due):
=	$0




6.	Prepaid Shares

If the response to Item 5(I) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before [effective date of rescission of rule 24e-2], then report the amount of securities (number of shares or other units) deducted here:___________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this Form is filed that are available for use by the issuer in future fiscal years, then state that number here:_________.

7.	Interest due - if this Form is being
filed more than 90 days after the end of the issuer's fiscal year
	(see Instruction D):

				          +	$ 0

8.	Total of the amount of the registration
fee due plus any interest due [line 5(viii) plus line 7):


				          =	$ 0

9.	Date the registration fee and any
interest payment was sent to the Commission's
lockbox depository:   $0.00

		Method of Delivery:  N/A

				p  Wire Transfer
				p  Mail or other means

SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Susan
L. Silva
						Susan L.
Silva
					 	Vice
President and Controller

Date: 3/25/04

* Please print the name and title of the signing officer below the signature.